Advances to suppliers - Advances to suppliers - non-current (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ (430,800)	$ (453,900)
Advances to suppliers - non-current, net	0	0
Zhibo Jieli Special Battery Material Co Ltd [Member]
Advances to suppliers - non-current, gross	$ 430,800	$ 453,900